Related Party Balances and Transactions - Summary of Related Parties (Detail)	12 Months Ended
Dec. 31, 2017
Luo Min [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Founder, chief executive officer and controlling shareholder of the Company
Qufenqi Inc. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Ultimate legal holding company of Beijing Happy Time prior to December 31, 2015
Qufenqi (HK) Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Holding company of Beijing Happy Time prior to December 17, 2015, and a subsidiary of the Company since April 27, 2017
Alipay.com Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Subsidiary of shareholder of the Company
Ganzhou QuCampus [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The Company's equity method investee
Ganzhou Happy Share Capital Management LLP [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Founder
Zhima Credit Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Subsidiary of shareholder of the Company
Chongqing Alibaba Small Loan Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Subsidiary of shareholder of the Company
Guosheng Financial Holding Inc. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Director
Guosheng Securities Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Director
Alibaba Cloud Computing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by the ultimate controlling individual of shareholder
Key Management and their Immediate Families [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The Company's key management and their immediate families